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                                                     One Financial Way
                                                     Cincinnati, Ohio 45242

                                                     Post Office Box 237
[LOGO] OHIO NATIONAL                                 Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                            Telephone: 513-794-6100


                                 August 1, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re: File No. 333-76350, National Security Life and Annuity Company, Variable Account N Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, President of the Depositor, National Security Life and Annuity Company, hereby certify that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on July 17, 2002.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this first day of August, 2002.


                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer
                                 President


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